Income taxes (Narrative) (Details)	3 Months Ended	12 Months Ended										12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2011	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)		Dec. 31, 2010	Dec. 31, 2013 USD ($)	Jul. 25, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 International Headquarters [Member]	Dec. 31, 2013 Singapore And Other Countries [Member] EUR (€)	Jul. 12, 2012 Maximum [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2013 Maximum [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2013 Maximum [Member] ASM Technology Singapore Pte Ltd. [Member]	Jul. 12, 2012 Minimum [Member] ASM Technology Singapore Pte Ltd. [Member]
Income Taxes [Line Items]
Percentage of stake sold										12.00%	11.88%
Non-taxable income		€ 260,425,000	[1]	€ 4,887,000	[1]	€ 30,156,000	[1]						€ 3,244,000
Tax exemption period range, years														10 years	10 years
Income Taxes, Tax Incentive Period																	5 years
Concessionary tax rate percent												5.00%					5.00%
Income Taxes, Concessionary Tax Rate Period																10 years	10 years
Netherlands statutory tax rate	25.00%	25.00%		25.00%		25.00%		25.00%
Net operating losses		272,610,000
Valuation allowance		69,958,000		83,250,000		76,467,000
Undistributed earnings of subsidiaries, subject to withholding taxes		26,734,000
Unrecognized tax benefits, tax credits									20,900,000
Unrecognized tax benefits that would impact effective tax rate		€ 0

[1]	Non-taxable income for 2013 mainly consist of revenues deriving from the disposal of the 12% shareholding in ASMPT in March which are exempt under the Dutch participation exemption.